Investments and Long-Term Receivables	12 Months Ended
Dec. 31, 2011
Investments and Long-Term Receivables

7. Investments and Long-Term Receivables

Investments and long-term receivables consisted of the following components (in millions of dollars):

	December 31,
	2011	2010
Investments in affiliated companies:
Pipeline joint ventures (Notes 2 and 3)	$73	$76	*
Brazilian cokemaking operations	41	41
Other	19	24

	133	141
Accounts and notes receivable	25	19

	$158	$160

*Includes	equity interest in Inland which is reflected as a consolidated subsidiary of Sunoco at December 31, 2011 as a result of the controlling financial interest acquired in 2011 (Note 2).

Dividends received from affiliated companies which are accounted for by the equity method amounted to $12, $16 and $20 million in 2011, 2010 and 2009, respectively. Retained earnings at December 31, 2011 include $28 million of undistributed earnings attributable to these companies.

SunCoke Energy is the operator of a cokemaking plant in Vitória, Brazil and has a total equity interest of $41 million in the project company that owns the Vitória facility consisting largely of preferred shares. SunCoke Energy is the sole subscriber of preferred shares. The project company is a variable interest entity for which SunCoke Energy is not the primary beneficiary.